Other Intangible Assets - Components of Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (76.8)
Gross	444.2
Effect of Foreign Currency	(0.1)
Net	367.3	373.4
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	10 years
Other intangible assets, finite lived, gross	283.6
Accumulated Amortization	(69.9)
Effect of Foreign Currency	(0.1)
Net	213.6	219.1
Customer Relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	10 years
Customer Relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	15 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	2 years
Other intangible assets, finite lived, gross	0.6
Other intangible assets, indefinite lived, gross	149.0
Accumulated Amortization	(0.4)
Effect of Foreign Currency
Effect of Foreign Currency, Indefinite Lived
Net	0.2	0.2
Other intangible assets, indefinite lived, net	149.0	149.0
Integrated Software System [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	2 years
Other intangible assets, finite lived, gross	11.0
Accumulated Amortization	(6.5)
Effect of Foreign Currency
Net	$ 4.5	$ 5.1